Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Provision for credit losses	$ 57	$ 360
Provision for excess or obsolete inventory	492	1,467
Accrued expenses	1,012	6,873
Operating lease liabilities	13,003	23,289
Capitalized research and development costs	15,847	11,198
Research and development credits	3,138	3,317
Net operating losses	187	2,700
Disallowed business interest	1,011	1,402
Other	757	400
Deferred tax assets	35,504	51,006
Deferred tax liabilities:
Investment in Opco	(82,655)	0
Property and equipment	(695)	(3,921)
Intangible assets	(3,133)	(76,523)
Operating lease right of use asset	(12,140)	(22,958)
Other	(199)	(1,028)
Deferred tax liabilities	(98,822)	(104,430)
Deferred Tax Liability, net	$ (63,318)	$ (53,424)